UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04656

Ellsworth Fund Ltd.

(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore
Ellsworth Fund Ltd.
65 Madison Avenue
Morristown, New Jersey 07960-7308
(Name and address of agent for service)

Copy to:
Steven B. King, Esq.
Ballard Spahr LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Registrant’s telephone number, including area code: 973-631-1177

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Fund Ltd. – Schedule of Investments – unaudited
December 31, 2012

	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS AND NOTES – 59.8%

Airlines – 1.3%
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BB)	$1,375,000	$1,527,969

Biotechnology – 4.0%
Exelixis, Inc., 4.25%, Due 8/15/19, (BB)	500,000	489,062
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)	750,000	1,230,000
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	1,000,000	1,688,130
Isis Pharmaceuticals, Inc., 2.75%, Due 10/1/19, (BB) (1)	600,000	595,875
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (A)	250,000	524,062
		4,527,129
Capital Markets – 1.7%
Knight Capital Group, Inc., 3.50%, Due 3/15/15, (NR)	500,000	499,062
Prospect Capital Corp., 5.75%, Due 3/15/18, (BBB) (1)	1,500,000	1,478,438
		1,977,500
Commercial Services & Supplies – 1.0%
Encore Capital Group, Inc., 3.00%, Due 11/27/17, (AA) (1)	1,000,000	1,108,125

Communications Equipment – 1.6%
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	137,859
Ixia, 3.00%, Due 12/15/15, (A)	500,000	583,125
InterDigital, Inc., 2.50%, Due 3/15/16, (BBB)	1,000,000	1,068,750
		1,789,734
Computers & Peripherals – 2.7%
EMC Corp., 1.75%, Due 12/1/13, (A)	1,400,000	2,235,632
NetApp Inc., 1.75%, Due 6/1/13, (BBB)	250,000	282,188
SanDisk Corp., 1.50%, Due 8/15/17, (BB)	500,000	582,500
		3,100,320
Construction Materials – 1.0%
CEMEX S.A.B. de C.V., 4.875%, Due 3/15/15, (NR)	1,000,000	1,095,000

Consumer Finance – 1.2%
DFC Global Corp., 3.25%, Due 4/15/17, (B) (1)	1,250,000	1,367,969

Diversified Telecommunication Services – 0.6%
Alaska Communications Systems Inc., 6.25%, Due 5/1/18, (BB)	1,000,000	675,000

Electrical Equipment – 1.0%
General Cable Corp., 4.50%, Due 11/15/29, (B) (2)	1,000,000	1,083,750

Energy Equipment & Services – 0.8%
Bristow Group Inc., 3.00%, Due 6/15/38, (BB)	155,000	165,462
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/19, (BB) (1)	750,000	757,500
		922,962

Ellsworth Fund Ltd. – Schedule of Investments – continued
December 31, 2012

	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS AND NOTES – continued

Food Products – 0.4%
Chiquita Brands International, 4.25%, Due 8/15/16, (B)	$581,000	$508,375

Health Care Equipment & Supplies – 2.0%
Chemed Corp., 1.875%, Due 5/15/14, (A)	890,000	931,719
Insulet Corp., 3.75%, Due 6/15/16, (A)	750,000	817,969
Volcano Corp., 1.75%, Due 12/1/17, (A)	500,000	506,250
		2,255,938
Health Care Providers & Services – 0.9%
Lifepoint Hospitals, Inc., 3.50%, Due 5/15/14, (B)	1,000,000	1,033,125

Hotels, Restaurants & Leisure – 2.2%
International Game Technology, 3.25%, Due 5/1/14, (NR) (1)	500,000	524,062
MGM Resorts International, 4.25%, Due 4/15/15, (B)	1,000,000	1,060,625
Morgans Hotel Group Co., 2.375%, Due 10/15/14, (BB)	1,000,000	947,500
		2,532,187
Household Durables – 1.1%
Jarden Corp., 1.875%, Due 9/15/18, (B) (1)	1,250,000	1,271,094

Insurance – 3.5%
AmTrust Financial Services, Inc., 5.50%, Due 12/15/21, (AAA)	1,250,000	1,549,219
National Financial Partners Corp., 4.00%, Due 6/15/17, (AAA)	750,000	1,114,688
Tower Group, Inc., 5.00%, Due 9/15/14, (A)	1,250,000	1,270,312
		3,934,219
Internet & Catalog Retail – 1.3%
Priceline.com Inc., 1.25%, Due 3/15/15, (BBB) (1)	450,000	939,094
Priceline.com Inc., 1.00%, Due 3/15/18, (BBB) (1)	500,000	536,562
		1,475,656
Internet Software & Services – 2.2%
Digital River, Inc., 2.00%, Due 11/1/30, (BBB)	1,100,000	1,088,312
Equinix, Inc., 3.00%, Due 10/15/14, (B)	750,000	1,466,719
		2,555,031
IT Services – 0.6%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (A)	650,000	683,312

Machinery – 0.5%
Chart Industries, Inc., 2.00%, Due 8/1/18, (B)	500,000	618,438

Marine – 0.3%
DryShips Inc., 5.00%, Due 12/1/14, (BB)	500,000	397,500

Ellsworth Fund Ltd. – Schedule of Investments – continued
December 31, 2012

	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS AND NOTES – continued

Metals & Mining – 3.7%
A.M. Castle & Co., 7.00%, Due 12/15/17, (BB) (1)	$250,000	$401,250
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BB)	1,000,000	1,351,250
Northgate Minerals Corp., 3.50%, Due 10/1/16, (NR)	600,000	653,625
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BBB)	600,000	654,375
Stillwater Mining Company, 1.75%, Due 10/15/32, (B)	500,000	585,312
United States Steel Corp., 4.00%, Due 5/15/14, (BB)	500,000	541,562
		4,187,374
Oil, Gas & Consumable Fuels – 1.2%
Endeavour International Corp., 5.50%, Due 7/15/16, (CCC)	500,000	375,312
Goodrich Petroleum Corp., 5.00%, Due 10/1/29, (CCC)	1,000,000	943,750
		1,319,062
Pharmaceuticals – 2.2%
The Medicines Company, 1.375%, Due 6/1/17, (A) (1)	250,000	275,000
Mylan Inc., 3.75%, Due 9/15/15, (BBB)	750,000	1,597,969
Salix Pharmaceuticals Ltd., 2.75%, Due 5/15/15, (A)	600,000	689,250
		2,562,219
Real Estate Investment Trusts – 2.6%
Annaly Capital Management, Inc., 4.00%, Due 2/15/15, (BB)	750,000	869,062
Corporate Office Properties Trust, 4.25%, Due 4/15/30, (NR)	500,000	518,438
Lexington Realty Trust, 6.00%, Due 1/15/30, (AAA)	1,000,000	1,542,500
		2,930,000
Semiconductors & Semiconductor Equipment – 7.5%
GT Advanced Technologies, Inc., 3.00%, Due 10/1/17, (B)	750,000	549,375
Intel Corp., 2.95%, Due 12/15/35, (A) (2)	1,500,000	1,562,812
JinkoSolar Holding Co. Ltd., 4.00%, Due 5/15/16, (NR)	250,000	111,406
Micron Technology, Inc., 3.125%, Due 5/1/32, (BB) (1)	1,000,000	978,750
Micron Technology, Inc., 1.50%, Due 8/1/31, (BB)	625,000	580,859
Photronics, Inc., 3.25%, Due 4/1/16, (BBB)	1,000,000	1,012,500
ReneSola Ltd., 4.125%, Due 3/15/18, (NR)	500,000	242,500
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (A)	500,000	629,375
SunPower Corp., 4.75%, Due 4/15/14, (BB)	500,000	473,750
SunPower Corp., 4.50%, Due 3/15/15, (BB)	1,250,000	1,165,625
Xilinx, Inc., 2.625%, Due 6/15/17, (BBB)	866,000	1,183,172
		8,490,124
Software – 6.6%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17, (A)	750,000	836,719
Electronic Arts, 0.75%, Due 7/15/16, (BBB)	500,000	463,438
Mentor Graphics Corp., 4.00%, Due 4/1/31, (A)	500,000	590,312
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	1,500,000	1,980,000
Rovi Corp., 2.625%, Due 2/15/40, (BB)	1,000,000	999,375
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16, (BB) (1)	750,000	717,188
TeleCommunications Systems, Inc., 4.50%, Due 11/1/14, (BB)	1,000,000	960,000
Tibco Software Inc., 2.25%, Due 5/1/32, (BBB) (1)	1,000,000	955,625
		7,502,657

Ellsworth Fund Ltd. – Schedule of Investments – continued
December 31, 2012

	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS AND NOTES – continued

Textiles, Apparel & Luxury Goods – 0.7%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)	$750,000	$780,469

Trading Companies & Distributors – 2.2%
Kaman Corp., 3.25%, Due 11/15/17, (A)	500,000	630,625
Titan International, Inc., 5.625%, Due 1/15/17, (B)	375,000	894,609
Titan Machinery Inc., 3.75%, Due 5/1/19, (B) (1)	1,000,000	945,625
		2,470,859
Wireless Telecommunications Services – 1.2%
SBA Communications Corp., 4.00%, Due 10/1/14, (NR)	600,000	1,421,625

TOTAL CONVERTIBLE BONDS AND NOTES		68,104,722

CONVERTIBLE PREFERRED STOCK – 12.9%
	Shares
Commercial Banks – 4.7%
Fifth Third Bancorp, 8.50%, (BB)	12,000	1,697,250
Huntington Bancshares, Inc., 8.50%, (BBB)	1,000	1,206,000
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,450,000
		5,353,250
Diversified Financial Services – 1.6%
Bank of America Corp., 7.25%, (BB)	1,600	1,816,000

Food Products – 0.7%
Bunge Ltd., 4.875%, (BB)	7,500	763,125

Machinery – 1.1%
Stanley Black & Decker, Inc., 4.75%, (BBB)	10,000	1,207,200

Media – 0.9%
Interpublic Group of Companies, Inc., 5.25%, (B)	1,000	1,072,190

Oil, Gas & Consumable Fuels – 1.6%
Chesapeake Energy Corp., 5.75%, (B)	2,050	1,845,000

Real Estate Investment Trusts – 0.5%
Health Care REIT, Inc., 6.50%, (BB)	10,000	571,900

Speciality Retail – 0.8%
Amerivon Holdings LLC, 4.00%, (NR) (1,3,4)	610,778	910,059
Amerivon Holdings LLC, common equity units, (NR) (1,3,4)	272,728	32,727
		942,786
Thrifts & Mortgage Finance – 1.0%
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,182,000

TOTAL CONVERTIBLE PREFERRED STOCK		14,753,451

Ellsworth Fund Ltd. – Schedule of Investments – continued
December 31, 2012

	Shares	Value (Note 1)
MANDATORY CONVERTIBLE SECURITIES – 10.3% (5)

Aerospace & Defense – 2.0%
United Technologies Corp., 7.50%, Due 8/1/22, (BBB)	40,000	2,228,400

Automobiles – 1.5%
General Motors Co., 4.75%, Due 12/1/13, (NR)	40,000	1,765,200

Electric Utilities – 2.4%
NextEra Energy, Inc., 5.599%, Due 6/1/17, (NR)	7,500	379,275
NextEra Energy, Inc., 5.889%, Due 9/1/18, (BBB)	20,000	1,003,400
PPL Corp., 8.75%, Due 5/1/19, (NR)	25,000	1,343,250
		2,725,925
Insurance – 1.0%
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	25,000	1,111,750

IT Services – 0.5%
Unisys Corp., 6.25%, Due 3/1/14, (B)	10,000	527,000

Metals & Mining –0.2%
AngloGold Ashanti Ltd., 6.00%, Due 9/15/13, (NR)	5,900	220,483

Oil, Gas & Consumable Fuels – 1.2%
Apache Corp., 6.00%, Due 8/1/13, (A)	30,000	1,371,000

Road & Rail – 1.6%
Genesee & Wyoming, Inc., 5.00%, Due 10/1/15, (NR)	10,000	1,121,300
2010 Swift Mandatory Common Exchange Security Trust, 6.00%, Due 12/31/13, (NR)	70,000	652,267
		1,773,567
TOTAL MANDATORY CONVERTIBLE SECURITIES (5)		11,723,325

PREFERRED STOCK – 0.4%

Metals & Mining – 0.4%
Vale/P, (NR)	20,145	408,944

COMMON STOCK – 13.5%

Diversified Telecommunication Services – 4.3%
AT&T Inc.	70,000	2,359,700
Verizon Communications Inc.	60,000	2,596,200
		4,955,900
Financial Services – 0.7%
Citigroup Inc.	19,547	773,271

Ellsworth Fund Ltd. – Schedule of Investments – continued
December 31, 2012

	Shares	Value (Note 1)
COMMON STOCK – continued

Media – 0.7%
Walt Disney Co.	15,000	746,850

Metals & Mining – 0.7%
Newmont Mining Corp.	18,000	835,920

Oil, Gas & Consumable Fuels – 1.4%
ConocoPhillips	26,782	1,553,088

Pharmaceuticals – 3.9%
Abbott Laboratories	18,000	1,179,000
Bristol Myers Squibb Co.	30,000	977,700
Merck & Co., Inc.	32,651	1,336,732
Pfizer Inc.	40,000	1,003,200
		4,496,632
Semiconductors & Semiconductor Equipment – 0.5%
Intel Corp.	25,000	515,750

Software – 1.4%
Microsoft Corp.	58,600	1,566,378

TOTAL COMMON STOCK		15,443,789

Total Convertible Bonds and Notes – 59.8%		68,104,722
Total Convertible Preferred Stock – 12.9%		14,753,451
Total Mandatory Convertible Securities – 10.3%		11,723,325
Total Preferred Stock – 0.4%		408,944
Total Common Stock – 13.5%		15,443,789
Total Investments – 96.9%		110,434,231

Other Assets and Liabilites – 3.1%		3,505,135
Total Net Assets – 100.0%		$113,939,366

Ellsworth Fund Ltd. – Schedule of Investments – continued
December 31, 2012

(1)  Security not registered under the Securities Act of 1933, as amended (the “Securities Act”) (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at December 31, 2012 was $13,794,943 which represented 12.1% of the Fund’s net assets.

(2)  Contingent payment debt instrument which accrues contingent interest.

(3)  Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $942,786 at December 31, 2012, which represented 0.8% of the Fund’s net assets.

(4)  Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of December 31, 2012, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Price per Share	Value	% Net Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	610,778	$1,500,000	$1.328	$910,059	0.8%
Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.010	32,727	0.0%

(5)  Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS*

AAA	2%
AA	1%
A	16%
BBB	20%
BB	18%
B	18%
CCC & below	2%
Not Rated	23%

*	Excludes common stocks and cash.

See accompanying notes

Ellsworth Fund Ltd. – Selected Notes to Financial Statements – unaudited

Ellsworth Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Security Valuation – Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ellsworth Fund Ltd. – Selected Notes to Financial Statements – continued

The following is a summary of the inputs used to value the investments of the Fund as of December 31, 2012:

	Level 1	Level 2	Level 3	Totals
Investments in Securities:
Common Stock:
Diversified Telecommunications Services	$4,955,900	$—	$—	$4,955,900
Financial Services	773,271	—	—	773,271
Media	746,850	—	—	746,850
Metals and Mining	835,920	—	—	835,920
Oil, Gas & Consumable Fuels	1,553,088	—	—	1,553,088
Pharmaceuticals	4,496,632	—	—	4,496,632
Semiconductors & Semiconductors Equipment	515,750	—	—	515,750
Software	1,566,378	—	—	1,566,378
Total Common Stock	15,443,789	—	—	15,443,789

Convertible Bonds and Notes	—	68,104,722	—	68,104,722
Convertible Preferred Stock	—	13,810,665	942,786	14,753,451
Mandatory Convertible Securities	—	11,723,325	—	11,723,325
Preferred Stock	—	408,944	—	408,944
Total Investments	$15,443,789	$94,047,656	$942,786	$110,434,231

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Convertible Preferred Stocks
Beginning balance	$918,396
Change in unrealized appreciation (depreciation)	24,390
Net transfers in/out of Level 3	—
Ending balance	$942,786

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (”IFRS“)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as “contingent payment debt instruments,” Federal tax regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received. Contingent interest income amounted to approximately one cent per share for the three months ended December 31, 2012. In addition, Federal tax regulations require the Fund to reclassify realized gains (losses) on contingent payment debt instruments to interest income. At December 31, 2012, there were unrealized losses of approximately four cents per share on contingent payment debt instruments.

Federal Income Tax Cost – At December 31, 2012, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $102,934,804, $12,225,706, $(4,726,275) and $7,499,431, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of February 28, 2013 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b)  There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By:	/s/Thomas H. Dinsmore Thomas H. Dinsmore Chairman of the Board and Chief Executive Officer (Principal Executive Officer)

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas H. Dinsmore Thomas H. Dinsmore Chairman of the Board and Chief Executive Officer (Principal Executive Officer)

Date: February 28, 2013

By:	/s/Gary I. Levine Gary I. Levine Chief Financial Officer (Principal Financial Officer)

Date: February 28, 2013